INVENTORIES, NET	12 Months Ended
Dec. 31, 2016
INVENTORIES, NET [Abstract]
INVENTORIES, NET
NOTE 4:	INVENTORIES, NET

	December 31,
	2016	2015
	$	$

Raw materials, parts and supplies	1,758	928
Finished products	4,207	2,674

	5,965	3,602

As of December 31, 2016 and 2015, inventory is presented net of write offs for slow inventory in the amount of approximately $218 and $151, respectively.